Notes payable - Schedule of notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jan. 31, 2020	Jan. 31, 2017
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 483,636
Net carrying amount	436,089	$ 291,501
Current portion of notes payable	1,966	6,500
Long term notes payable	434,123	285,001
Senior Secured Notes - 2026
Disclosure of detailed information about borrowings [line items]
Principal amount and interest accrued	475,000
Principal amount	475,000
Deferred Financing	(47,547)
Net carrying amount	427,453
Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Principal amount		300,000		$ 300,000
Unamortized debt discount		(25,126)
Net carrying amount		274,874
Promissory Note - 2024
Disclosure of detailed information about borrowings [line items]
Principal amount		10,000	$ 10,000
Unamortized debt discount		300	$ (300)
Net carrying amount		9,700
Secured Promissory Notes - 2029
Disclosure of detailed information about borrowings [line items]
Principal amount					$ 2,505
Total other notes payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	8,636	6,927
Seller note payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	6,858	6,500
Other notes payable
Disclosure of detailed information about borrowings [line items]
Net carrying amount	$ 1,778	$ 427